Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.220.8412 F: +1 202.637.3593 ericsimanek@ eversheds-sutherland.us

February 13, 2026

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wedbush Series Trust (the “Trust”) File Nos. 333-284792 and 811-24052 Post Effective Amendment No. 4

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus for Wedbush ReturnOnLeadership® U.S. Large-Cap ETF that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A; and (ii) the text of Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 9, 2026.

If you have any questions, please call the undersigned at the above number.

Sincerely,

/s/ Eric Simanek

Eric Simanek

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